Taxes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Individual income tax withholding	$ 1,332	$ 196
VAT payable	742	626
Other taxes payable	78	46
Corporate income taxes payable	58	38
Taxes payable	$ 2,210	$ 906